Leases (Details) - Schedule of supplemental cash flow information related to leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	¥ 10,879	$ 1,685	¥ 7,652
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	20,317	3,147	4,417
Change on lease liabilities arose from modification on lease terms	(507)	(79)	1,430
Change on lease liabilities arose from early termination of operating leases	¥ (1,287)	$ (199)	¥ (2,850)